Share based compensation (Details 7) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchased by Employees
Issuance for employee stock purchase plan, shares	132,904	234,974	168,515
Issuance for employee stock purchase plan	$ 43,495	$ 41,620	$ 36,246
Common stock
Issuance for employee stock purchase plan, shares	265,808	469,947	309,509
Issuance for employee stock purchase plan	$ 86,989	$ 83,239	$ 66,755
Common stock | Matched by the Company
Issuance for employee stock purchase plan, shares	132,904	234,973	140,994
Issuance for employee stock purchase plan	$ 43,494	$ 41,619	$ 30,509